Note 17 - Pension Plan - Assets Measured at Fair Value (Details) - Pension Plan [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Defined benefit plan, Assets	$ 33,016
Fair Value, Inputs, Level 1 [Member]
Defined benefit plan, Assets	32,894
Fair Value, Inputs, Level 3 [Member]
Defined benefit plan, Assets	122
Equity Funds [Member]
Defined benefit plan, Assets	2,693
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined benefit plan, Assets	2,693
US Government Agencies Debt Securities [Member]
Defined benefit plan, Assets	30,117
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined benefit plan, Assets	30,117
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined benefit plan, Assets
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined benefit plan, Assets
Cash [Member]
Defined benefit plan, Assets	83
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Defined benefit plan, Assets	83
Other Plan Assets[Member]
Defined benefit plan, Assets	122
Other Plan Assets[Member] | Fair Value, Inputs, Level 3 [Member]
Defined benefit plan, Assets	$ 122